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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22066________________________

Cornerstone Progressive Return Fund

(Exact name of registrant as specified in charter)

260 Madison Avenue, 8th Floor New York, New York	10016
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

  Ultimus Fund Solutions, LLC    260 Madison Avenue, 8th Floor    New York, NY 10016

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 652-6155

Date of fiscal year end:         December 31, 2009

Date of reporting period:       September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.22%
CLOSED-END FUNDS - 81.60%
Adams Express Company (The) (a)	130,206	$1,272,113
Advent Claymore Convertible Securities and Income Fund ^	87,900	1,294,767
BlackRock Defined Opportunity Credit Trust ^	33,100	387,270
BlackRock High Yield Trust ^	2,500	15,200
BlackRock Income Trust, Inc. ^	91,674	607,799
BlackRock Preferred Opportunity Trust ^	4,100	41,861
BlackRock Strategic Dividend Achievers Trust ^	19,406	170,385
BlockRock Health Sciences Trust ^	1,700	39,780
Blue Chip Value Fund	242,850	743,121
Clough Global Allocation Fund	51,578	756,133
Clough Global Equity Fund	73,175	1,014,205
Clough Global Opportunities Fund	85,510	1,084,267
Cohen & Steers Dividend Majors Fund, Inc.	2,700	26,352
DCW Total Return Fund	30,652	126,899
DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.	3,950	59,487
Eaton Vance Floating-Rate Income Trust ^	22,000	280,500
Eaton Vance Senior Income Trust ^	100,800	560,448
European Equity Fund (The)	6,900	47,886
Evergreen International Balanced Income Fund ^	6,330	89,000
First Trust/FIDAC Mortgage Income Fund	20,731	369,012
First Trust/Four Corners Senior Floating Rate Income Fund II ^	34,717	384,664
First Trust Strategic High Income Fund ^	71,316	193,979
Franklin Universal Trust	82,600	451,822
Gabelli Convertible & Income Securities Fund	13,900	79,091
Gabelli Dividend & Income Trust ^	194,050	2,404,279
Gabelli Global Gold Natural Resources & Income Trust ^	102,000	1,578,960
Gabelli Healthcare & Wellness Rx Trust (The)	25,900	153,587
General American Investors Company, Inc.	41,485	987,343
Global Income & Currency Fund, Inc. ^	24,757	349,569
Greater China Fund, Inc.	17,200	210,872
H&Q Healthcare Investors	157,489	1,781,201
H&Q Life Sciences Investors	112,590	1,039,206
John Hancock Bank and Thrift Opportunity Fund ^	95,120	1,344,046
John Hancock Income Securities Trust	8,000	104,000
Latin America Equity Fund, Inc.	300	10,542

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
Lazard Global Total Return & Income Fund, Inc. ^	4,000	$56,680
Lazard World Dividend & Income Fund, Inc. ^	28,049	295,636
Liberty All-Star Equity Fund	673,799	2,850,170
Liberty All-Star Growth Fund	237,600	750,816
LMP Capital & Income Fund, Inc.	186,762	1,792,915
LMP Corporate Loan Fund, Inc. ^	13,105	127,381
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	11,463	134,576
Macquarie Global Infrastructure Total Return Fund, Inc. ^	18,634	280,069
Madison/Claymore Covered Call & Equity Strategy Fund ^	80,761	671,124
Madison Strategic Sector Premium Fund ^	17,843	212,688
Malaysia Fund, Inc.	27,400	198,376
Montgomery Street Income Securities, Inc.	4,600	69,046
Morgan Stanley China A Share Fund, Inc. ^	11,500	370,185
NFJ Dividend, Interest & Premium Strategy Fund	650,900	8,722,060
Nuveen Core Equity Alpha Fund	39,747	439,602
Nuveen Floating Rate Income Fund ^	37,238	352,271
Nuveen Floating Rate Income Opportunity Fund	15,400	146,300
Preferred Income Strategies Fund	75,541	680,624
RMR Asia Pacific Real Estate Fund	17,953	310,406
Royce Focus Trust, Inc. ^	53,014	314,903
Royce Micro-Cap Trust, Inc. ^	146,356	1,068,399
Royce Value Trust, Inc.	351,402	3,626,469
Source Capital, Inc.	19,100	792,841
Spain Fund, Inc. (The)	6,660	47,619
SunAmerica Focused Alpha Growth Fund, Inc.	111,635	1,347,434
SunAmerica Focused Alpha Large-Cap Fund, Inc.	49,400	599,716
Thai Fund, Inc. (The) ^	61,120	557,414
Tri-Continental Corporation	138,534	1,526,645
TS&W/Claymore Tax-Advantaged Balanced Fund ^	14,573	141,650
Zweig Fund, Inc. (The)	291,682	936,299
		49,479,960
CONSUMER DISCRETIONARY - 1.53%
Amazon.com, Inc. ^ *	1,000	93,360
Best Buy Company, Inc.	2,000	75,040
Comcast Corporation - Class A	3,358	56,717
Ford Motor Company *	8,000	57,680
GameStop Corporation - Class A ^ *	2,500	66,175

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

CONSUMER DISCRETIONARY (Continued)
Home Depot, Inc. (The) ^	2,000	$53,280
McDonald's Corporation ^	4,000	228,280
NIKE, Inc. - Class B	2,000	129,400
Time Warner, Inc.	2,000	57,560
Walt Disney Company (The) ^	4,000	109,840
		927,332
CONSUMER STAPLES - 1.67%
Coca-Cola Company (The)	3,000	161,100
CVS Caremark Corporation ^	2,746	98,142
H.J. Heinz Company	2,000	79,500
Kraft Foods, Inc. - Class A	5,000	131,350
Kroger Company (The) ^	3,000	61,920
PepsiCo, Inc.	3,000	175,980
Procter & Gamble Company (The)	5,233	303,095
		1,011,087
ENERGY - 2.29%
Devon Energy Corporation ^	2,000	134,660
Exxon Mobil Corporation	13,475	924,520
Schlumberger Ltd.	4,598	274,041
Williams Companies, Inc.	3,000	53,610
		1,386,831
FINANCIALS - 2.80%
American Express Company	3,252	110,243
Aon Corporation ^	3,000	122,070
BB&T Corporation	6,000	163,440
Charles Schwab Corporation (The) ^	2,000	38,300
Chubb Corporation (The)	1,000	50,410
Goldman Sachs Group, Inc. (The)	1,000	184,350
Hudson City Bancorp, Inc.	5,000	65,750
JPMorgan Chase & Company	3,998	175,192
Loews Corporation ^	2,000	68,500
Public Storage ^	2,500	188,100
T. Rowe Price Group, Inc. ^	2,000	91,400
Travelers Companies, Inc. (The)	2,000	98,460
Wells Fargo & Company	12,206	343,965
		1,700,180
HEALTH CARE - 2.44%
Abbott Laboratories	3,229	159,739
Amgen, Inc. *	3,119	187,858
Becton, Dickinson and Company	3,000	209,250
Bristol-Myers Squibb Company	4,418	99,493

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

HEALTH CARE (Continued)
Eli Lilly & Company ^	3,000	$99,090
Johnson & Johnson	8,000	487,120
Medtronic, Inc.	3,000	110,400
UnitedHealth Group, Inc. ^	5,179	129,682
		1,482,632
INDUSTRIALS - 2.02%
3M Company	1,567	115,645
Danaher Corporation ^	2,000	134,640
Emerson Electric Company	2,000	80,160
General Electric Company	16,918	277,793
Lockheed Martin Corporation	3,000	234,240
United Parcel Service, Inc. - Class B	3,191	180,196
United Technologies Corporation	2,108	128,440
Waste Management, Inc.	2,500	74,550
		1,225,664
INFORMATION TECHNOLOGY - 2.80%
Apple, Inc. *	1,068	197,975
Automatic Data Processing, Inc.	5,000	196,500
Cisco Systems, Inc. *	18,470	434,784
Google, Inc. - Class A *	532	263,792
Intel Corporation	16,599	324,842
Microsoft Corporation	10,913	282,538
		1,700,431
MATERIALS - 0.65%
Freeport-McMoRan Copper & Gold, Inc. ^*	1,119	76,775
Monsanto Company	2,500	193,500
Praxair, Inc. ^	1,500	122,535
		392,810
TELECOMMUNICATION SERVICES - 0.61%
AT&T, Inc.	8,636	233,258
Verizon Communications, Inc.	4,500	136,215
		369,473
UTILITIES - 0.81%
Dominion Resources, Inc. ^	3,000	103,500
FPL Group, Inc. ^	7,000	386,610
		490,110

TOTAL EQUITY SECURITIES (cost - $57,147,504)		$60,166,510

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (Continued)

SHORT-TERM INVESTMENTS - 3.30%
MONEY MARKET SECURITY - 0.95%
JPMorgan U.S. Government Money Market Fund	575,617	$575,617

	Principal Amount (000's)
REPURCHASE AGREEMENTS - 2.35%
J.P. Morgan Securities, Inc.†‡
(Agreement dated 9/30/2009 to be repurchased at $397,851, 0.05%, 10/1/2009, collateralized by $413,190 in United States Treasury Bonds)	$398	397,851
J.P. Morgan Securities, Inc.†‡
(Agreement dated 9/30/2009 to be repurchased at $1,028,000, .01%, 10/1/2009, collateralized by $1,060,157 in United States Treasury Bonds)	1,028	1,028,000

		1,425,851

TOTAL SHORT-TERM INVESTMENTS (cost - $2,001,468)		2,001,468

TOTAL INVESTMENTS - 102.52% (cost - $59,148,972)		62,167,978

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.52)%		(1,530,749)

NET ASSETS - 100.00%		$60,637,229

(a) Affiliated investment.  The Fund holds 2.10% (based on net assets) of Adams Express Company.  A trustee of the Fund also serves as a director to such company.  During the quarter ended September 30, 2009 the fund purchased 88,003 shares of this security and sold 2,018 shares.
^ Security or a portion thereof is out on loan.
* Non-income producing security.
† Represents investment purchased with collateral received for securities on loan.
‡ Stated interest rate, before rebate earned by borrower of securities on loan.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2009 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2009 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $59,148,972, $6,880,483, $(3,861,477) and $3,019,006 respectively.

Fair Value Measurements is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  Fair Value Measurements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices	$62,167,978	$-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$62,167,978	$-

* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2009.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the period ended September 30, 2009, the Fund did not engage in derivative instruments and other hedging activities.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2009 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2009, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund

By (Signature and Title)*	/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date          November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date          November 23, 2009

By (Signature and Title)*	/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date          November 23, 2009

* Print the name and title of each signing officer under his or her signature.